Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Sub-leased for office space to related parties				$ 6,000
Lease rent				81,000	60,000
Intellectual property acquisition, shares				250,000
Purchase of upgraded equipments from non related parties		3,500,000	1,000,000
Payments for advance to affiliates		1,000,000
Payment for rent	81,439			81,000
Minimum present value of the lease payments		3,500,000		3,500,000
Percentage of lease payment Interest		14.00%	14.00%	14.00%
Sale lease back transaction, principal and interest payments		$ 1,000,000		$ 1,000,000
Issuance stock and warrants for sale of lease bask transaction				100,000
Warrants exercise price				$ 7.00
Warrants expiration year after the date of issuance			5 years	5 years
Warrants expiration date				Jul. 01, 2014
Issue of warrants				400,000